Summary of significant accounting policies - Accounts receivable and Other receivables (Details)	12 Months Ended
Jun. 30, 2021
Financing receivables 180 to 270 days past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	25.00%
Financing receivables 271 days to one year past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	50.00%
Financing receivables beyond one year past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	100.00%